INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Schedule of Inventories

At December 31, 2016 and December 31, 2015 inventories consisted of the following:

	December 31,
	2016	2015
Product Inventory: Clocks and Watches	$982,283	$1,017,220
Product Inventory: Other Inventory	144,789	36,670
Total Inventory Balance	$1,127,072	$1,053,890